Acquisitions - Fair Values of Assets and Liabilities of BTPN at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Jan. 30, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets:
Cash and deposits with banks		¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Loans and advances		2,767,691	3,169,123	3,169,123
Intangible assets		605,977		562,177	670,113
All other assets		4,079,814	3,958,897	4,043,908
Total assets		195,503,623	191,927,385	192,175,566
Liabilities:
Total liabilities		183,730,177	¥ 179,564,245	179,679,767
Goodwill		¥ 215,808		¥ 273,725	¥ 426,455
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Assets:
Cash and deposits with banks	¥ 149,331
Loans and advances	522,918
Intangible assets	57,803
All other assets	107,471
Total assets	837,523
Liabilities:
Deposits	538,529
All other liabilities	104,817
Total liabilities	643,346
Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)
Net assets acquired	184,683
Goodwill	4,707
Consideration	189,390
Consideration:
Cash	111,365
Fair value of the equity interest in BTPN held before the acquisition	78,025
Total	189,390
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 776